Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Stock based compensation expense	$ 16,528	$ 5,553